EVENTS AFTER REPORTING DATE (Narrative) (Details) $ / shares in Units, $ / shares in Units, $ in Millions			1 Months Ended	12 Months Ended
	Mar. 09, 2023 USD ($) $ / shares shares	Jan. 02, 2023 USD ($) $ / shares shares	Mar. 30, 2023 CAD ($) $ / shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Mar. 31, 2023 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Purchase price of acquisition				$ 1,466,208	$ 36,506,829
Loans payable				$ 10,585,039	$ 10,514,644		$ 3,062,706
Events after the reporting date [Member] | Lama Acquisitions [Member]
Disclosure of non-adjusting events after reporting period [line items]
Purchase price of acquisition	$ 7,500,000
Purchase price of acquisition paid in cash	$ 2,500,000
Share price per share | $ / shares	$ 5.3553
Remaining amount of purchase price of acquisition	$ 2,500,000
Number of common shares issued for acquisitions of royalty interests | shares	466,827
Events after the reporting date [Member] | Lama Acquisitions [Member] | Minimum [Member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of GVR royalty interest	2.50%
Percentage of NSR royalty interest	0.25%
Events after the reporting date [Member] | Lama Acquisitions [Member] | Maximum [Member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of GVR royalty interest	3.75%
Percentage of NSR royalty interest	3.00%
Events after the reporting date [Member] | Alamos royalty portfolio acquisition [Member]
Disclosure of non-adjusting events after reporting period [line items]
Purchase price of acquisition		$ 5,000,000
Share price per share | $ / shares		$ 5.3228
Number of common shares issued for acquisitions of royalty interests | shares		939,355
Events after the reporting date [Member] | Loan Facility Extension [Member]
Disclosure of non-adjusting events after reporting period [line items]
Loan maturity term			48 months
Loans payable			$ 5.0
Events after the reporting date [Member] | Loan Facility Extension [Member] | Minimum [Member]
Disclosure of non-adjusting events after reporting period [line items]
Loans payable			$ 20.0
Loan interest rate			8.00%
Events after the reporting date [Member] | Loan Facility Extension [Member] | Maximum [Member]
Disclosure of non-adjusting events after reporting period [line items]
Loans payable			$ 25.0
Loan interest rate			10.00%
Events after the reporting date [Member] | Castle Mountain Loan [Member]
Disclosure of non-adjusting events after reporting period [line items]
Loans payable						$ 5,000,000
Loan interest rate						12.00%
30-day VWAP [Member] | Events after the reporting date [Member] | Loan Facility Extension [Member]
Disclosure of non-adjusting events after reporting period [line items]
Loan facility, conversion price			$ 4.0
Loan facility, conversion price, per share | $ / shares			$ 11.16
Per share to premium conversion percentage			30.00%
Description of conversion of debt to equity			remaining C$1.0 million of the Third Drawdown to the 30-day VWAP of the Company shares measured at market close on the day prior to amendment
5-day VWAP [Member] | Events after the reporting date [Member] | Loan Facility Extension [Member]
Disclosure of non-adjusting events after reporting period [line items]
Loan facility, conversion price			$ 4.0
Loan facility, conversion price, per share | $ / shares			$ 14.3